DEBT (Details - Convertible notes and derivative liability) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Short-Term Debt [Line Items]
Convertible notes payable	$ 0	$ 166,650
Derivative liability, fair value	0	108,958
EMA [Member]
Short-Term Debt [Line Items]
Convertible notes payable	0	0
Derivative liability, fair value	$ 0	$ 0